Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
October 30, 2020
Via EDGAR
Alison White
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
File Numbers 033-59474, 811-07572
Post-Effective Amendment No. 271 to the Registration Statement on Form N-1A
Dear Ms. White,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), post-effective amendment number 271 to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the "Amendment").
The Amendment to the Registrant’s Registration Statement is being filed as an annual update for Registrant’s series with an August 31 fiscal year end.
In the Amendment, the Registrant updated certain calendar year end information, including fund and index performance information. Certain disclosures have also been updated to include supplements and other changes over the year, as well as to make changes related to Staff comments to the Registrant’s other filings. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including for example, expense information, financial highlights, incorporation by reference of information from the annual report, 5% and 25% ownership information, and market capitalization data.
The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6 and S shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end in the share classes listed); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an October 31 fiscal year end.
This post-effective amendment is relying, in part, on template filing relief pursuant to Rule 485(b)(1)(vii); please reference correspondence filed March 6, 2020. This post-effective amendment incorporates additional disclosures in the sales charge variation appendix, which was previously reviewed in conjunction with Amendment number 266 (filed under Rule 485(a) on December 17, 2019), and Amendment number 269 (filed under 485(b) on February 26, 2020 and effective March 1, 2020).
Please call me at 515-235-1209 if you have any questions.

Sincerely,
/s/ Britney L. Schnathorst
Britney L. Schnathorst
Assistant Counsel and Assistant Secretary, Registrant
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